Accounts Receivable - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Mar. 29, 2014
Receivables [Abstract]
Customer trade receivables	$ 5,384	$ 5,777
Other receivables	2,312	1,557
Total	$ 7,696	$ 7,334